UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aristotle Capital Management, LLC
Address:  11100 Santa Monica Blvd
          Suite 1700
          Los Angeles, CA 90025

Form 13F File Number:  028-02634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Schweitzer
Title:    Chief Compliance Officer
Phone:    310-478-4005

Signature, Place, and Date of Signing:

    /s/ Richard Schweitzer           Los Angeles, CA           November 13, 2012
    ----------------------           ---------------           -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          123
                                         -----------

Form 13F Information Table Value Total:  $ 1,849,280
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
3M CO                         COM            88579Y101      1,684     18,220 SH       Sole                   11,270            6,950
ABBOTT LABS                   COM            002824100     62,194    907,140 SH       Sole                  516,447          390,693
AES CORP                      COM            00130H105     38,757  3,532,963 SH       Sole                1,866,670        1,666,293
AMERICAN EXPRESS CO           COM            025816109      3,406     59,910 SH       Sole                   50,110            9,800
APPLE INC                     COM            037833100      1,149      1,722 SH       Sole                    1,022              700
AT&T INC                      COM            00206R102        232      6,155 SH       Sole                                     6,155
AUTOLIV INC                   COM            052800109      1,901     30,679 SH       Sole                   16,931           13,748
BANCO SANTANDER SA            ADR            05964H105     23,995  3,216,508 SH       Sole                2,226,888          989,619
BANK OF AMERICA CORPORATION   COM            060505104     35,805  4,054,921 SH       Sole                2,183,167        1,871,754
BARCLAYS PLC                  ADR            06738E204      1,753    126,421 SH       Sole                   68,866           57,555
BAXTER INTL INC               COM            071813109     39,830    660,856 SH       Sole                  369,656          291,200
BEAM INC                      COM            073730103      1,510     26,250 SH       Sole                   11,350           14,900
BERKSHIRE HATHAWAY INC DEL    CL A           084670108      4,645         35 SH       Sole                       32                3
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702      2,761     31,300 SH       Sole                   29,250            2,050
BP PLC                        SPONSORED ADR  055622104        700     16,518 SH       Sole                   11,518            5,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH 112585104      1,535     44,494 SH       Sole                   24,219           20,275
BUNGE LIMITED                 COM            G16962105     36,856    549,685 SH       Sole                  299,543          250,142
CARBO CERAMICS INC            COM            140781105        717     11,400 SH       Sole                    8,100            3,300
CATERPILLAR INC DEL           COM            149123101        241      2,800 SH       Sole                    2,800
CENTURYLINK INC               COM            156700106      6,609    163,600 SH       Sole                                   163,600
CHEVRON CORP NEW              COM            166764100        736      6,316 SH       Sole                    1,816            4,500
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11 17133Q502        945     29,765 SH       Sole                   16,970           12,795
CHURCH & DWIGHT INC           COM            171340102      1,695     31,400 SH       Sole                   23,200            8,200
CINTAS CORP                   COM            172908105      1,644     39,681 SH       Sole                   20,581           19,100
COCA COLA CO                  COM            191216100      1,181     31,132 SH       Sole                   31,132
COLGATE PALMOLIVE CO          COM            194162103      2,056     19,175 SH       Sole                   14,275            4,900
COMMUNITY HEALTH SYS INC NEW  COM            203668108        471     16,150 SH       Sole                   16,150
CONAGRA FOODS INC             COM            205887102        469     17,000 SH       Sole                    2,600           14,400
COSTCO WHSL CORP NEW          COM            22160K105        487      4,860 SH       Sole                    1,600            3,260
COVIDIEN PLC                  SHS            G2554F113     46,106    775,934 SH       Sole                  431,316          344,618
DEERE & CO                    COM            244199105     38,253    463,845 SH       Sole                  247,815          216,030
DIAGEO P L C                  SPON ADR NEW   25243Q205     24,749    219,538 SH       Sole                  137,782           81,756
DIRECTV                       COM            25490A309        814     15,524 SH       Sole                   14,290            1,234
DONALDSON INC                 COM            257651109        590     17,000 SH       Sole                    7,000           10,000
DOVER CORP                    COM            260003108        976     16,400 SH       Sole                    6,950            9,450
DOW CHEM CO                   COM            260543103     36,577  1,263,236 SH       Sole                  671,807          591,429
E M C CORP MASS               COM            268648102     51,961  1,905,433 SH       Sole                1,016,916          888,517
EBAY INC                      COM            278642103     58,625  1,212,013 SH       Sole                  671,488          540,525
ECOLAB INC                    COM            278865100     40,350    622,592 SH       Sole                  340,744          281,848
EMERSON ELEC CO               COM            291011104      1,052     21,800 SH       Sole                    2,800           19,000
ENERSIS S A                   SPONSORED ADR  29274F104      1,171     71,440 SH       Sole                   42,940           28,500
EQUIFAX INC                   COM            294429105        373      8,000 SH       Sole                                     8,000
ERICSSON                      ADR B SEK 10   294821608      2,123    232,735 SH       Sole                  133,377           99,358
EXXON MOBIL CORP              COM            30231G102      6,782     74,158 SH       Sole                   52,158           22,000
FIRST REP BK SAN FRANCISCO C  COM            33616C100     37,823  1,097,579 SH       Sole                  600,956          496,623
FORTUNE BRANDS HOME & SEC IN  COM            34964c106        593     21,950 SH       Sole                    7,050           14,900
FRANKLIN ELEC INC             COM            353514102      1,448     23,933 SH       Sole                   17,133            6,800
GENERAL DYNAMICS CORP         COM            369550108     37,829    572,133 SH       Sole                  307,959          264,174
GENERAL ELECTRIC CO           COM            369604103     46,893  2,064,852 SH       Sole                1,157,607          907,245
GENERAL MLS INC               COM            370334104      1,038     26,060 SH       Sole                   14,560           11,500
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105        290      6,262 SH       Sole                    5,462              800
GRAINGER W W INC              COM            384802104      1,000      4,800 SH       Sole                    4,150              650
HEINZ H J CO                  COM            423074103      1,426     25,479 SH       Sole                   15,379           10,100
HALLIBURTON CO                COM            406216101     41,262  1,224,761 SH       Sole                  668,484          556,277
HERSHEY CO                    COM            427866108     51,046    720,079 SH       Sole                  390,521          329,558
HESS CORP                     COM            42809H107     30,542    568,539 SH       Sole                  304,476          264,063
HOME DEPOT INC                COM            437076102     29,028    480,842 SH       Sole                  260,572          220,270
HOSPIRA INC                   COM            441060100     22,063    672,255 SH       Sole                  373,149          299,106
HSBC HLDGS PLC                SPON ADR NEW   404280406      1,537     33,086 SH       Sole                   16,801           16,285
ILLINOIS TOOL WKS INC         COM            452308109      1,575     26,485 SH       Sole                   14,085           12,400
INTERNATIONAL BUSINESS MACHS  COM            459200101     31,367    151,204 SH       Sole                   69,680           81,524
JOHNSON & JOHNSON             COM            478160104      4,153     60,266 SH       Sole                   41,960           18,306
JPMORGAN CHASE & CO           COM            46625H100     44,462  1,098,378 SH       Sole                  614,808          483,570
KIMBERLY CLARK CORP           COM            494368103        821      9,570 SH       Sole                    9,570
KRAFT FOODS INC               CL A           50075N104     11,848    286,538 SH       Sole                   16,740          269,798
LENNAR CORP                   CL A           526057104     54,199  1,558,795 SH       Sole                  843,833          714,962
LOWES COS INC                 COM            548661107     26,074    862,248 SH       Sole                  441,810          420,438
M & T BK CORP                 COM            55261F104     36,994    388,757 SH       Sole                  214,313          174,444
MARTIN MARIETTA MATLS INC     COM            573284106        659      7,951 SH       Sole                    4,651            3,300
MEAD JOHNSON NUTRITION CO     COM            582839106        309      4,216 SH       Sole                    3,128            1,088
MICROSOFT CORP                COM            594918104        292      9,800 SH       Sole                    9,800
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR  606822104     24,257  5,216,483 SH       Sole                3,538,855        1,677,628
MOLEX INC                     CL A           608554200        476     21,900 SH       Sole                   21,900
MONSANTO CO NEW               COM            61166W101        455      5,000 SH       Sole                    5,000
MORGAN STANLEY                COM NEW        617446448      7,448    444,900 SH       Sole                                   444,900
NIKE INC                      CL B           654106103        247      2,600 SH       Sole                    2,600
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103      2,057     57,493 SH       Sole                   31,233           26,260
NORDSTROM INC                 COM            655664100      1,738     31,500 SH       Sole                   31,500
NOVARTIS A G                  SPONSORED ADR  66987V109      1,353     22,086 SH       Sole                   11,985           10,101
ORACLE CORP                   COM            68389X105     40,915  1,300,548 SH       Sole                  724,851          575,697
ORIX CORP                     SPONSORED ADR  686330101        747     14,913 SH       Sole                   13,252            1,661
PALL CORP                     COM            696429307        984     15,495 SH       Sole                    8,895            6,600
PENNEY J C INC                COM            708160106     27,571  1,135,065 SH       Sole                  606,589          528,476
PEPSICO INC                   COM            713448108      6,075     85,839 SH       Sole                   54,939           30,900
PFIZER INC                    COM            717081103      4,381    176,284 SH       Sole                  103,354           72,930
PHILIP MORRIS INTL INC        COM            718172109      5,412     60,178 SH       Sole                   38,289           21,889
PHILLIPS 66                   COM            718546104     44,639    962,672 SH       Sole                  533,179          429,493
PIONEER NAT RES CO            COM            723787107     42,710    409,097 SH       Sole                  227,139          181,958
PROCTER & GAMBLE CO           COM            742718109        530      7,640 SH       Sole                    5,740            1,900
PROGRESSIVE CORP OHIO         COM            743315103     21,245  1,024,360 SH       Sole                  559,901          464,459
QUESTAR CORP                  COM            748356102     40,055  1,970,244 SH       Sole                1,061,505          908,739
RALCORP HLDGS INC NEW         COM            751028101        598      8,185 SH       Sole                    5,185            3,000
ROSETTA RESOURCES INC         COM            777779307        287      6,000 SH       Sole                    6,000
ROYAL DUTCH SHELL PLC         SPON ADR B     780259107        601      8,433 SH       Sole                    2,400            6,033
SCHLUMBERGER LTD              COM            806857108      1,819     25,150 SH       Sole                   12,950           12,200
SCHWAB CHARLES CORP NEW       COM            808513105     24,433  1,911,035 SH       Sole                  901,518        1,009,517
SIGMA ALDRICH CORP            COM            826552101      3,786     52,600 SH       Sole                   28,900           23,700
SMUCKER J M CO                COM NEW        832696405      1,813     21,000 SH       Sole                   15,100            5,900
SPDR S&P 500 ETF TR           TR UNIT        78462F103      5,980     41,535 SH       Sole                   36,960            4,575
SPX CORP                      COM            784635104     34,896    533,490 SH       Sole                  291,823          241,667
SUNTRUST BKS INC              COM            867914103     38,699  1,368,913 SH       Sole                  722,753          646,160
SYSCO CORP                    COM            871829107      2,206     70,558 SH       Sole                   52,460           18,098
TE CONNECTIVITY LTD           REG SHS        H84989104     44,714  1,314,731 SH       Sole                  728,990          585,741
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209      1,369     33,060 SH       Sole                   18,095           14,965
TEXAS INSTRS INC              COM            882508104     35,001  1,270,241 SH       Sole                  667,005          603,236
TIM PARTICIPACOES S A         SPONSORED ADR  88706P205        723     37,600 SH       Sole                   19,721           17,879
TIME WARNER INC               COM NEW        887317303     48,136  1,061,780 SH       Sole                  576,931          484,849
TOTAL S A                     SPONSORED ADR  89151E109      2,450     48,901 SH       Sole                   29,051           19,850
TOYOTA MOTOR CORP             SP ADR REP2COM 892331307      1,577     20,083 SH       Sole                   11,118            8,965
TRANSOCEAN LTD                REG SHS        H8817H100        509     11,330 SH       Sole                    6,930            4,400
UDR INC                       COM            902653104      1,108     44,640 SH       Sole                   26,740           17,900
UNILEVER N V                  N Y SHS NEW    904784709     36,829  1,038,017 SH       Sole                  715,643          322,374
UNITED TECHNOLOGIES CORP      COM            913017109        994     12,700 SH       Sole                    9,850            2,850
US BANCORP DEL                COM NEW        902973304        870     25,353 SH       Sole                   20,817            4,536
V F CORP                      COM            918204108      5,413     33,967 SH       Sole                   18,667           15,300
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209     24,261    851,257 SH       Sole                  633,789          217,468
WAL-MART STORES INC           COM            931142103     12,753    172,810 SH       Sole                    6,910          165,900
WEATHERFORD INTERNATIONAL LT  REG SHS        H27013103      1,577    124,378 SH       Sole                   67,493           56,885
WESTERN UN CO                 COM            959802109        182     10,000 SH       Sole                                    10,000
WILLIAMS SONOMA INC           COM            969904101    136,927  3,114,101 SH       Sole                3,108,801            5,300
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105      1,222     33,087 SH       Sole                   18,027           15,060
YUM BRANDS INC                COM            988498101        911     13,733 SH       Sole                    4,733            9,000
ZIMMER HLDGS INC              COM            98956P102        304      4,500 SH       Sole                    2,000            2,500